Other Financial Assets	12 Months Ended
Jun. 30, 2022
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

NOTE 9: OTHER FINANCIAL ASSETS

	2022 A$	2021 A$
Restricted deposits held as security and not available for use	119,000	554,640

Disclosed in the financial statement as:

Current assets	-	435,640
Non-current assets	119,000	119,000
	119,000	554,640

The Group holds restricted term deposits of A$119,000 (2021: A$383,883, $51,757 and A$119,000), with a maturity date of June 3, 2023 (2021: September 11, 2021, September 23, 2021 and June 3, 2022 respectively) as security for a bank guarantee (Note 31 (ii)) that is not available for use. The term deposits will be extended on maturity until the bank guarantee ceases to be required. The effective interest rate on these deposits is 1.95% (2021:0.71%).